Expense Example, No Redemption - Class C	Optimum Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum International Fund Expense Example, No Redemption, 1 Year	Optimum International Fund Expense Example, No Redemption, 3 Years	Optimum International Fund Expense Example, No Redemption, 5 Years	Optimum International Fund Expense Example, No Redemption, 10 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 1 Year	Optimum Fixed Income Fund Expense Example, No Redemption, 3 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 5 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 10 Years
USD ($)	200	618	1,062	2,296	196	606	1,042	2,254	234	723	1,239	2,655	224	691	1,185	2,544	212	659	1,132	2,440	183	566	975	2,116